Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016	[1]
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		¥ 1,915.4	¥ 2,092.7		¥ 2,221.6
General and administrative expenses		1,458.1	1,420.5		1,345.0
Equity in earnings (losses) of equity method investees-net		21.5	18.9		24.2
Others		(21.0)	(27.7)		(48.0)
Net business profits (losses)	[2]	457.8	663.4		852.8
Operating Segments [Member] | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		726.2	717.2		754.8
General and administrative expenses		723.3	719.7		702.4
Equity in earnings (losses) of equity method investees-net		12.7	14.9		20.9
Net business profits (losses)	[2]	15.6	12.4		73.3
Operating Segments [Member] | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		433.0	434.1		425.0
General and administrative expenses		197.7	194.0		187.0
Equity in earnings (losses) of equity method investees-net		1.0	1.0		1.2
Net business profits (losses)	[2]	236.3	241.1		239.2
Operating Segments [Member] | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		352.6	358.3		400.6
General and administrative expenses		254.8	244.3		236.2
Equity in earnings (losses) of equity method investees-net		2.4	1.0		0.2
Net business profits (losses)	[2]	100.2	115.0		164.6
Operating Segments [Member] | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		381.7	539.9		577.7
General and administrative expenses		200.9	193.8		170.4
Net business profits (losses)	[2]	180.8	346.1		407.3
Operating Segments [Member] | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		50.2	48.9		51.0
General and administrative expenses		27.6	29.3		28.1
Equity in earnings (losses) of equity method investees-net		3.1	0.4		1.1
Net business profits (losses)	[2]	25.7	20.0		24.0
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits	[3]	(28.3)	(5.7)	[4]	12.5	[4]
General and administrative expenses	[3]	53.8	39.4	[4]	20.9	[4]
Equity in earnings (losses) of equity method investees-net	[3]	2.3	1.6	[4]	0.8	[4]
Others	[3]	(21.0)	(27.7)	[4]	(48.0)	[4]
Net business profits (losses)	[2],[3]	¥ (100.8)	¥ (71.2)	[4]	¥ (55.6)	[4]

[1]	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the fiscal year ended March 31, 2016 was restated to reflect the relevant changes.
[2]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses plus equity in earnings (losses) of equity method investees-net and others. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[3]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
[4]	Beginning on April 1, 2017, new allocation methods for transactions between each segment and "Others" have been applied. Figures for the fiscal years ended March 31, 2016 and 2017 have been restated for the new allocation methods and "Equity in earnings (losses) of equity method investees-net" has been presented as a new item in connection with the use of the new allocation methods.